Financial instruments - classification - Amount receivable under finance leases (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Amount receivable under finance leases
Total lease payments	£ 9,690	£ 9,251
Unguaranteed residual values	(169)	(171)
Future drawdowns	(12)	(13)
Unearned income	(1,025)	(889)
Present value of lease payments	8,822	8,520
Impairments	(91)	(118)
Net investment in finance lease	8,731	8,402
Within 1 year
Amount receivable under finance leases
Total lease payments	3,340	3,235
1 to 2 years
Amount receivable under finance leases
Total lease payments	2,358	2,254
2 to 3 years
Amount receivable under finance leases
Total lease payments	1,625	1,388
3 to 4 years
Amount receivable under finance leases
Total lease payments	900	833
4 to 5 years
Amount receivable under finance leases
Total lease payments	388	411
After 5 years
Amount receivable under finance leases
Total lease payments	£ 1,079	£ 1,130